SCHEDULE OF DISAGGREGATION BY REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 690,881	$ 6,576,232	$ 1,039,569	$ 6,576,232	$ 20,815,955
Renewable Diesel Products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	561,549	3,372,667	643,656	3,372,667	11,271,665
Renewable Diesel Environmental Credits [Member]
Disaggregation of Revenue [Line Items]
Total revenue		3,203,565	97,301	3,203,565	9,412,944
Naphtha Product Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 129,332		$ 298,612		$ 131,346